AMERICAN GENERAL LIFE INSURANCE COMPANY
THE UNITED STATES LIFE INSURANCE COMPANY
IN THE CITY OF NEW YORK

VARIABLE UNIVERSAL LIFE INSURANCE POLICIES
SUPPLEMENT DATED FEBRUARY 28, 2014
TO PROSPECTUSES
AS SUPPLEMENTED


PLEASE NOTE THIS CHANGE TO THE P.O. BOX ADDRESS FOR CORRESPONDENCE AND OTHER INQUIRIES FOR YOUR
VARIABLE UNIVERSAL LIFE INSURANCE POLICIES


       American General Life Insurance Company and The United States Life Insurance Company in the City of New York are amending certain of their variable universal life insurance Policy prospectuses for the sole purpose of updating the P. O. Box mailing address for correspondence and other inquiries effective March 31, 2014. The new P.O. Box mailing address is as follows:

                      P. O. Box 9318
                      Amarillo, TX 79105-9318

     This address change does not affect the U.S. Mail P.O. Box address for premium payments.

     Any mail received at the old P.O. Box after March 31, 2014 will be forwarded to the new P.O. Box via the U.S. Postal System which may cause delays in our receipt of your correspondence and other inquiries.

     If you have any questions, please contact our Variable Universal Life Operations at 1-800-340-2765.



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